FAIR VALUE OF FINANCIAL INSTRUMENTS - Valuation Techniques and Significant Inputs (Details) - Recurring fair value measurement - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 1,330	$ 1,051
Financial liabilities (current and non-current)	759	490
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	52	97
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	617	311
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities (current and non-current)	90	82
Marketable securities | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	306	142
Marketable securities | Level 1 | Quoted bid prices
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	306	142
Marketable securities | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Marketable securities | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Foreign currency forward contracts | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	157	140
Interest rate swaps & other | Level 2 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	862	765
Other contracts | Level 3 | Discounted cash flow
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 5	$ 4